As filed with the Securities and Exchange Commission on June 25, 2014

File No. 333-193755

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	2	[X]

Franklin Investors Securities Trust
(Exact Name of Registrant as Specified in Charter)

(650) 312-2000
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Title of the securities being registered: Class A1, Class R6 and Advisor Class Shares of common stock, no par value, of Franklin Adjustable U.S. Government Securities Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on March 19, 2014 under Accession No. 0000809707-14 000027.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 10(a), 10(o) and 12(a):

(1))	Copies of the charter of the Registrant as now in effect;

(a)

Agreement and Declaration of Trust of Franklin Investors Securities Trust dated October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(b)

Certificate of Amendment of Agreement and Declaration of Trust of Franklin Investors Securities Trust dated October 21, 2008

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)

By-Laws of Franklin Investors Securities Trust effective as of October 18, 2006

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Plan of Reorganization of Franklin Investors Securities Trust, on behalf of its series’ Franklin Adjustable U.S. Government Securities Fund and Franklin Limited Maturity U.S. Government Securities Fund dated December 6, 2013

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2008

(b) Articles II, VI, VII ,and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 033-11444 Filing Date: February 26, 2008

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(b)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(c)

Investment Management Agreement dated March 1, 2008 between the Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(d)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(e)

Investment Management Agreement dated March 1, 2008 between the Registrant on behalf of Franklin Limited Maturity U.S. Government Securities Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 26, 2009

(f)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(g)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(h)

Amended and Restated Investment Management Agreement dated May 1, 2013 between the Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(i)

Amended and Restated Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc., and Securities Dealers dated

May 1, 2010

Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 25, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(b)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 29, 1998

(d)

Amendment dated October 15, 2013 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 3, 2014

(e)

Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(f)

Amendment dated October 15, 2013, to Schedule 1 of the Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of The New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 3, 2014

(g)

Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon as of May 16, 2001

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 19, 2001

(h)

Amendment dated January 5, 2012, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(i)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 24, 2012

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: November 27, 1996

(k)

Amendment dated October 15, 2013 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 3, 2014

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated December 5, 2013

(b)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(c)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(d)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(e)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(f)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(g)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(h)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(j)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(k)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(l)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Balanced Fund and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to

Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(m)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Low Duration Total Return Fund and Franklin/Templeton Distributors, Inc., dated October 1, 2012

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(n)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund, and Franklin Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: December 30, 2009

(o) Amended and Restated Multiple Class Plan on behalf of Franklin Adjustable U.S. Government Securities Fund dated December 5, 2013

(p)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Balanced Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(q)

Amended and Restated Multiple Class Plan dated December 15, 2013 on behalf of Franklin Convertible Securities Fund

Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 28, 2014

(r)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Equity Income Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(s)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Floating Rate Daily Access Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(t)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(u)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Low Duration Total Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(v)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Real Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(w)

Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Total Return Fund

Filing: Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: February 27, 2013

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated February 4, 2014 Filing: Form N-14 File No. 333-193755 Filing Date: February 4, 2014

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated June 18, 2014

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 27, 2012

(b)

Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(c)

Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Balanced Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 033-11444

Filing Date: September 18, 2013

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14 File No. 333-193755 Filing Date: March 17, 2014

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated December 23, 2013 Filing: Form N-14 File No. 333-193755 Filing Date: February 4, 2014

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated April 1, 2012 Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 27, 2012

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on its behalf of the registrant, in the City of San Mateo and the State of California, on the 23rd day of June, 2014. The registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under rule 485(b) under the Securities Act of 1933, as amended.

FRANKLIN INVESTORS SECURITIES TRUST

(Registrant)

By /s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	President and Chief Executive Officer-
Edward B. Jamieson	Investment Management Dated: June 23, 2014

LAURA F. FERGERSON*	Chief Executive Officer-Finance
Laura F. Fergerson	and Administration Dated: June 23, 2014

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer Dated: June 23, 2014

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: June 23, 2014

SAM GINN*	Trustee
Sam Ginn	Dated: June 23, 2014

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: June 23, 2014

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: June 23, 2014

RUPERT H. JOHNSON, JR. *	Trustee
Rupert H. Johnson, Jr.	Dated: June 23, 2014

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: June 23, 2014

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: June 23, 2014

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: June 23, 2014

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: June 23, 2014

*By /s/KAREN L. SKIDMORE

Karen L. Skidmore

Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN INVESTORS SECURITIES TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX-99.(1)(a)	Agreement and Declaration of Trust dated October 18, 2006	*

EX-99.(1)(b))	Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008	*

EX-99.(2)(b)	By-Laws dated October 18, 2006	*

EX-99.(4)(a)

Plan of Reorganization dated December 6, 2013 of Franklin Investors Securities Trust on behalf of its series’ Franklin Adjustable U.S. Government Securities Fund and Franklin Limited Maturity U.S. Government Securities Fund

Attached

EX-99.(5)(a)	Article III, V, VI, VIII and X of Agreement and Declaration of Trust of the Registrant	*

EX-99.(5)(b)	Articles II, VI, VII ,and VIII of the By-Laws of the Registrant	*

EX-99.(6)(a)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc.	*

EX-99.(6)(b)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Balanced Fund and Franklin Advisers, Inc.	*

EX-99.(6)(c)	Investment Management Agreement dated March 1, 2008 between Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin Advisers, Inc.	*

EX-99.(6)(d)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers, Inc.	*

EX-99.(6)(e)	Investment Management Agreement dated March 1, 2008 between Registrant on behalf of Franklin Limited Maturity U.S. Government Securities Fund and Franklin Advisers, Inc.	*

EX-99.(6)(f)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Low Duration Total Return Fund and Franklin Advisers, Inc.	*

EX-99.(6)(g)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Real Return Fund and Franklin Advisers, Inc.	*

EX-99.(6)(h)	Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant on behalf of Franklin Total Return Fund and Franklin Advisers, Inc.	*

EX-99.(6)(i)	Subadvisory Agreement dated June 27, 2008 and amended as of May 1, 2013 on behalf of Franklin Total Return Fund between Franklin Advisers, Inc. and Franklin Templeton Institutional LLC	*

EX-99.(7)(a)	Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(7)(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*

EX-99.(9)(a)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(b	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(c)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(d)	Amendment dated October 15, 2013 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(e)	Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(f)	Amendment dated October 15, 2013 to Schedule 1 of Amendment dated May 16, 2001 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(g)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(9)(h)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(9)(i)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001	*

EX-99.(9)(j)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(9)(k)	Amendment dated October 15, 2013 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996	*

EX-99.(10)(a)

Class A1 Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated December 5, 2013

Attached

EX-99.(10)(b)	Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. February 1, 2009	*

EX-99.(10(c)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Balanced Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(10)(d)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(10)(e)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(10)(f)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(10)(g)

Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

*

EX-99.(10)(h)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Low Duration Total Return Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(10(i)	Amended and Restated Class A Distribution Plan between Registrant, on behalf of Franklin Real Return Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(10)(j)	Amended and Restated Class A Distribution between Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009	*

EX-99.(10)(k)

Amended and Restated Class C Distribution Plan between Registrant, on behalf of Franklin Adjustable U.S. Government Fund, Franklin Floating Rate Daily Access Fund and Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(10)(l)

Amended and Restated Class C Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Balanced Fund, and Franklin Real Return Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(10)(m)	Class C Distribution Plan between Registrant on behalf of Franklin Low Duration Total Return Fund dated October 1, 2012	*

EX-99.(10)(n)

Amended and Restated Class R Distribution Plan between the Registrant, on behalf of Franklin Balanced Fund, Franklin Equity Income Fund and Franklin Total Return Fund and Franklin/ Templeton Distributors, Inc. dated July 9, 2009

*

EX-99.(10)(o)	Amended and Restated Multiple Class Plan on behalf of Franklin Adjustable U.S. Government Securities Fund dated December 5, 2013	Attached

EX-99.(10)(p)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Balanced Fund	*

EX-99.(10)(q)	Amended and Restated Multiple Class Plan dated December 15, 2013 on behalf of Franklin Convertible Securities Fund	*

EX-99.(10)(r)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Equity Income Fund	*

EX-99.(10)(s)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Floating Rate Daily Access Fund	*

EX-99.(10)(t)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Limited Maturity U.S. Government Securities Fund	*

EX-99.(10)(u)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Low Duration Total Return Fund	*

EX-99.(10)(v)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Real Return Fund	*

EX-99.(10)(w)	Amended and Restated Multiple Class Plan dated December 6, 2012 on behalf of Franklin Total Return Fund	*

EX-99.(11)(a)	Legal Opinion dated February 4, 2014	*

EX-99.(12)(a)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated June 18, 2014	Attached

EX-99.(13)(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc., and Franklin Templeton Services, LLC on behalf of Franklin Convertible Securities Fund, Franklin Equity Income Fund and Franklin Limited Maturity U.S. Government Securities Fund

*

EX-99.(13)(b)	Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Adjustable U.S. Government Securities Fund	*

EX-99.(13)(c)

Subcontract for Fund Administrative Services dated May 1, 2013 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC on behalf of Franklin Balanced Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund

*

EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm	*

EX-99.(16)(a)	Power of Attorney dated December 23, 2013	*

EX-99.(17)(a)	Code of Ethics dated April 1, 2012	*

*Incorporated by Reference